Prepaid expenses and accrued income	12 Months Ended
Dec. 31, 2023
Prepaid expenses and accrued income
Prepaid expenses and accrued income

9.Prepaid expenses and accrued income

	As of
	December 31,
In CHF thousands	2023	2022
Prepaid expenses	6,437	4,708
Accrued income	246	408
Total prepaid expenses and accrued income	6,683	5,116

The Company’s prepaid expenses relate mainly to research contracts with down-payments at contract signature with the related activities to start or continue into 2024, prepaid expenses recorded as part of our cost sharing arrangement with Janssen, as well as prepaid payroll-related expenses.